Vanguard FTSE All-World ex-US Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE All-World ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.17%	8.20%	8.68%
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.95%	8.04%	8.56%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	31.29%	7.24%	7.86%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.73%	6.17%	6.84%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	8.10%	8.66%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.34%	8.15%	8.67%